Reverse Recapitalization - Schedule Of Common Stock Issued And Outstanding (Details) - shares	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	174,957,000			58,057,000	6,250,000,000			87,222,000
Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	174,957,000	59,742,000	59,016,000	58,057,000	57,855,000	57,812,000	57,797,000	57,776,000	86,360,000
AACT Public Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	49,360
Less: redemptions of AACT public shares	(43,867)
AACT public shares, net of redemptions	5,493
Legacy Kodiak Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	161,754
NRA Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	368
Legacy Kodiak Advisor [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	1,092
AACT Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	11,743
Kodiak Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	174,957
AACT Sponsor Shares [Member] | Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Common stock outstanding	6,250